CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 220,549	$ 107,658
Marketable securities	107,561	136,358
Other assets	63,464	51,856
Due from settlement of capital provision assets	265,540	116,582
Capital provision assets	5,045,388	3,735,556
Goodwill	133,965	133,912
Deferred tax asset	927	6,437
Total assets	5,837,394	4,288,359
Liabilities
Debt interest payable	34,416	16,815
Other liabilities	143,015	93,904
Long-term incentive compensation payable	162,318	61,769
Debt payable	1,534,730	1,252,270
Financial liabilities relating to third-party interests in capital provision assets	704,196	425,205
Deferred tax liability	50,939	51,326
Total liabilities	2,629,614	1,901,289
Commitments and contingencies (Note 21)
Shareholders' equity
Ordinary shares, no par value; unlimited shares authorized; 219,313,388 ordinary shares issued and 218,962,441 ordinary shares outstanding at December 31, 2023 and 219,049,877 ordinary shares issued and 218,581,877 ordinary shares outstanding at December 31, 2022	602,238	598,813
Additional paid-in capital	36,545	26,305
Accumulated other comprehensive income	7,312	47,049
Treasury shares of 350,947 at $12.76 cost at December 31, 2023 and 468,000 at $8.01 cost at December 31, 2022	(4,479)	(3,749)
Retained earnings	1,649,242	1,074,166
Total Burford Capital Limited equity	2,290,858	1,742,584
Non-controlling interests	916,922	644,486
Total shareholders' equity	3,207,780	2,387,070
Total liabilities and shareholders' equity	$ 5,837,394	$ 4,288,359